UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-06640

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary
American Strategic Income Portfolio Inc. II
800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	5/31

Date of reporting period:	6/30/08

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06640

Reporting Period: 07/01/2007 - 06/30/2008

American Strategic Income Port. Inc II

================== AMERICAN STRATEGIC INCOME PORFOLIO INC. II ==================

VORNADO REALTY TRUST

Ticker:       VNO            Security ID:  929042703

Meeting Date: MAY 15, 2008   Meeting Type: Annual

Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Trustee Anthony W. Deering          For       For        Management

1.2   Elect Trustee Michael Lynne               For       For        Management

1.3   Elect Trustee Robert H. Smith             For       For        Management

1.4   Elect Trustee Ronald G. Targan            For       For        Management

2     Ratify Auditors                           For       For        Management

3     Require a Majority Vote for the Election  Against   For        Shareholder

      of Trustees

--------------------------------------------------------------------------------

VORNADO REALTY TRUST

Ticker:       VNO            Security ID:  929042802

Meeting Date: MAY 15, 2008   Meeting Type: Annual

Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Trustee Anthony W. Deering          For       For        Management

1.2   Elect Trustee Michael Lynne               For       For        Management

1.3   Elect Trustee Robert H. Smith             For       For        Management

1.4   Elect Trustee Ronald G. Targan            For       For        Management

2     Ratify Auditors                           For       For        Management

3     Require a Majority Vote for the Election  Against   For        Shareholder

      of Trustees

--------------------------------------------------------------------------------

VORNADO REALTY TRUST

Ticker:       VNO            Security ID:  929042877

Meeting Date: MAY 15, 2008   Meeting Type: Annual

Record Date:  MAR 14, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Trustee Anthony W. Deering          For       For        Management

1.2   Elect Trustee Michael Lynne               For       For        Management

1.3   Elect Trustee Robert H. Smith             For       For        Management

1.4   Elect Trustee Ronald G. Targan            For       For        Management

2     Ratify Auditors                           For       For        Management

3     Require a Majority Vote for the Election  Against   For        Shareholder

      of Trustees

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Strategic Income Portfolio Inc. II

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr.
Treasurer

Date	August 27, 2008

* Print the name and title of each signing officer under his or her signature.